Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Revenue by Geographic Location
The following table presents total external revenues by geographic location, based on the location of the Company’s merchants:

	Years ended
	December 31, 2022		December 31, 2021
	$	%	$	%
North America
Canada	345,915	6.2%	316,699	6.9%
United States	3,719,489	66.4%	2,973,934	64.5%
EMEA	917,116	16.4%	799,602	17.3%
APAC	553,361	9.9%	467,009	10.1%
Latin America	63,983	1.1%	54,612	1.2%
	5,599,864	100.0%	4,611,856	100.0%

Long-lived Assets by Geographic Location
The following table presents the total net book value of the Company’s long-lived physical assets by geographic location:

	December 31, 2022		December 31, 2021
	$	%	$	%
Canada	54,904	42.0%	63,754	60.4%
United States	57,419	43.9%	24,950	23.6%
Rest of World	18,498	14.1%	16,822	15.9%
	130,821	100.0%	105,526	100.0%